Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting
Note 21. Segment Reporting
We operate in two reportable operating segments: IPP and IM, and publicly report our financial results on these two segments. The Company determines the operating segments and reports segment information in accordance with how the Company’s CODM allocates resources and assesses performance. The Company’s CODM is its CEO. The Company’s operating segments are aggregated into two reportable operating segments as described below:
•IPP – The IPP business represents the active management and operations of the Company's fleet of renewable energy projects, including those in late-stage development and under construction. The Company's renewable energy projects generally earn revenue through the sale of generated electricity as well as frequently through the sale of other commodities such as RECs. In certain cases, the Company also serves as a minority member in renewable energy projects where it does not actively manage and operate the project but receives periodic dividends. The Company also provides loans to developers for the construction of renewable energy and energy efficiency projects as an incremental revenue stream for IPP.
The IPP business includes the direct costs to operate the Company's fleet, including costs such as operations and maintenance, repairs, and other costs incurred at the project/site level. Additionally, the Company employs a dedicated team of technical asset managers as well as a construction team to oversee the development and operations of our fleet. Such costs are recorded as Direct operating costs for IPP.
The IPP business also includes the allocable portion of the Company’s General and administrative expenses, which represents overhead functions such as: finance and accounting, legal, information technology, human resources and other general functions that support the operations of IPP.
•IM – The IM business represents GCM’s investment management platform, which is a renewable energy, energy efficiency and sustainability-related project acquisition, consulting and development company that is registered as an investment adviser under the Advisers Act. The IM business also includes administrative services provided by Greenbacker Administration for managed funds in the renewable energy industry as an additional revenue stream.
The Company's IM business includes the direct costs incurred for the investment management services for managed funds and other marketing and investor relation services. This includes the costs to raise and deploy capital for such funds. Such costs are recorded as Direct operating costs for IM.
The IM business also includes the allocable portion of the Company’s General and administrative expenses, which represents overhead functions such as: finance and accounting, legal, information technology, human resources and other general functions that support the operations of IM.
The following table presents the Company’s revenue by reportable operating segment:

	Year ended December 31,
(in thousands)	2025	2024	2023
Energy revenue	$182,534	$185,225	$159,301
Other revenue	4,624	6,085	8,434
Contract amortization, net	(7,419)	(14,301)	(8,060)
Total IPP revenue	$179,739	$177,009	$159,675

Investment Management revenue	$11,482	$18,757	$13,490
Total net revenue	$191,221	$195,766	$173,165
Our segment structure reflects the financial information and reports used by the CODM to make decisions regarding the business, including resource allocations and performance assessments. The Company’s CODM reviews operating income (loss) and its components to evaluate the performance of each segment on a regular basis and to determine how to allocate resources. The operating income (loss) of each operating segment includes the operating revenues of the segments less expenses that are directly related to those revenues. The accounting policies of the reportable operating segments are the same as those described in Note 2. Significant Accounting Policies.
The Company's CODM evaluates the financial performance of each segment using operating income (loss), which excludes: (i) unallocated corporate expenses; (ii) interest expense; (iii) income taxes; (iv) amounts attributable to our redeemable and nonredeemable noncontrolling interests; (v) unrealized gains and losses on financial instruments; and (vi) other income (loss). Additionally, the Company does not allocate the change in fair value of contingent consideration and certain share-based compensation expense to its reportable operating segments.
There have been no changes to the measurement methods of expenses or methods of allocating expenses to segments during 2025. Our CODM is not provided with total asset information by segment since we do not measure, evaluate the performance of, or allocate total assets on a segment basis. As a result, we have not disclosed any asset information by segment. All Other reflects the Company’s General and administrative costs not directly attributable to the segments.
Information on segments and reconciliations to consolidated revenues, consolidated operating expenses, consolidated operating income, consolidated loss before income taxes and consolidated depreciation and amortization for the periods indicated below were as follows:

	For the year ended December 31, 2025
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$179,739	$11,482	$—	$191,221
Operating expenses
Direct operating costs(1) (2)	$81,868	$12,712	$—	$94,580
General and administrative(3)	12,120	4,292	41,047	57,459
Change in fair value of contingent consideration	—	—	(300)	(300)
Depreciation, amortization and accretion	76,483	4,299	—	80,782
(Gain) loss on asset disposition	95,339	—	—	95,339
Impairment of long-lived assets, net and termination costs	46,846	—	—	46,846
Total segment operating expense	$312,656	$21,303	$40,747	$374,706
Total segment operating income (loss)	$(132,917)	$(9,821)	$(40,747)	$(183,485)
Interest income (expense), net				$(79,892)
Change in fair value of investments, net				(5,380)
Income from sale-leaseback transfer of tax benefits				32,951
Gain on liability extinguishment				15,417
Other income (expense), net				(2,624)
Income (loss) before income taxes				$(223,013)

	For the year ended December 31, 2024
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$177,009	$18,757	$—	$195,766
Operating expenses
Direct operating costs(1) (2)	$95,049	$16,700	$—	$111,749
General and administrative(3)	15,231	8,020	29,301	52,552
Change in fair value of contingent consideration	—	—	(39,348)	(39,348)
Depreciation, amortization and accretion	73,790	8,163	—	81,953
(Gain) loss on asset disposition	12,932	—	—	12,932
(Gain) loss on deconsolidation, net	(5,622)	—	—	(5,622)
Impairment of goodwill	200,338	20,976	—	221,314
Impairment of long-lived assets, net and termination costs	37,982	50,428	—	88,410
Total segment operating expense	$429,700	$104,287	$(10,047)	$523,940
Total segment operating income (loss)	$(252,691)	$(85,530)	$10,047	$(328,174)

Interest income (expense), net				$(7,612)
Change in fair value of investments, net				(14,701)
Income from sale-leaseback transfer of tax benefits				22,764
Other income (expense), net				2,436
Income (loss) before income taxes				$(325,287)

(in thousands)	For the year ended December 31, 2023
	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$159,675	$13,490	$—	$173,165
Operating expenses
Direct operating costs(1) (2)	$91,911	$13,675	$—	$105,586
General and administrative(3)	13,992	3,680	42,945	60,617
Change in fair value of contingent consideration	—	—	(603)	(603)
Depreciation, amortization and accretion	116,506	9,237	—	125,743
Impairment of long-lived assets, net and termination costs	$59,294	$—	$—	59,294
Total segment operating expense	$281,703	$26,592	$42,342	$350,637
Total segment operating income (loss)	$(122,028)	$(13,102)	$(42,342)	$(177,472)

Interest income (expense), net				$(20,328)
Change in fair value of investments, net				932
Other expense, net				(267)
Income (loss) before income taxes				$(197,135)
__________________
(1)Direct operating costs within the IPP segment represent the costs to operate our fleet of renewable energy projects, including operations and maintenance, site lease expense, project-level insurance and property taxes, and other costs incurred at the project level. Additionally, the Company employs a dedicated team of technical asset managers to monitor the operational performance of the projects within IPP. The salaries, benefits and professional service costs directly related to the operations of IPP are included within Direct operating costs in the tables above and on the Consolidated Statements of Operations. Direct operating costs exclude any depreciation, amortization and accretion expense.
(2)Direct operating costs within the IM segment represent the costs for the investment management services for the managed funds. This includes the costs to raise and deploy capital for such funds.
(3)General and administrative costs for the IPP and IM segments primarily consist of allocable portions of salaries and other compensation, professional services and consulting fees and other related costs for overhead functions. Unallocated All Other expenses represent the portion of expenses relating to general corporate functions, including certain finance, legal, information technology, human resources, administrative and executive expenses including stock-based compensation, and other expenses not directly attributable to the reportable segments.
Note 17. Segment Reporting
We operate in two reportable operating segments: IPP and IM, and publicly report our financial results on these two segments. The Company determines the operating segments and reports segment information in accordance with how the Company’s CODM allocates resources and assesses performance. The Company’s CODM is its CEO. The Company’s operating segments are aggregated into two reportable operating segments as described below:
•IPP – The IPP business represents the active management and operations of the Company's fleet of renewable energy projects, including those in late-stage development and under construction. The Company's renewable energy projects generally earn revenue through the sale of generated electricity as well as frequently through the sale of other commodities such as RECs. In certain cases, the Company also serves as a minority member in renewable energy projects where it does not actively manage and operate the project but receives periodic dividends. The Company also provides loans to developers for the construction of renewable energy and energy efficiency projects as an incremental revenue stream for IPP.
The IPP business includes the direct costs to operate the Company's fleet, including costs such as operations and maintenance, repairs, and other costs incurred at the project/site level. Additionally, the Company employs a dedicated team of technical asset managers as well as a construction team to oversee the development and operations of our fleet. Such costs are recorded as Direct operating costs for IPP.
The IPP business also includes the allocable portion of the Company’s General and administrative expenses, which represents overhead functions such as: finance and accounting, legal, information technology, human resources and other general functions that support the operations of IPP.
•IM – The IM business represents GCM’s investment management platform, which is a renewable energy, energy efficiency and sustainability-related project acquisition, consulting and development company that is registered as an investment adviser under the Advisers Act. The IM business also includes administrative services provided by Greenbacker Administration for managed funds in the renewable energy industry as an additional revenue stream.
The Company's IM business includes the direct costs incurred for the investment management services for managed funds and other marketing and investor relation services. This includes the costs to raise and deploy capital for such funds. Such costs are recorded as Direct operating costs for IM.
The IM business also includes the allocable portion of the Company’s General and administrative expenses, which represents overhead functions such as: finance and accounting, legal, information technology, human resources and other general functions that support the operations of IM.
The following table presents the Company’s revenue by reportable operating segment:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Energy revenue	$39,303	$50,100	$73,608	$94,080
Other revenue	924	1,290	1,371	1,591
Contract amortization, net	$(2,715)	$(3,067)	$(5,174)	$(146)
Total IPP revenue	$37,512	$48,323	$69,805	$95,525

Investment Management revenue	$4,373	$2,286	$6,891	$5,546
Total net revenue	$41,885	$50,609	$76,696	$101,071
Our segment structure reflects the financial information and reports used by the CODM to make decisions regarding the business, including resource allocations and performance assessments. The Company’s CODM reviews operating income (loss) and its components to evaluate the performance of each segment on a regular basis and to determine how to allocate resources. The operating income (loss) of each operating segment includes the operating revenues of the segments less expenses that are directly related to those revenues. The accounting policies of the reportable operating segments are the same as those described in Note 2. Significant Accounting Policies.
The Company's CODM evaluates the financial performance of each segment using operating income (loss), which excludes: (i) unallocated corporate expenses; (ii) interest expense; (iii) income taxes; (iv) amounts attributable to redeemable and nonredeemable noncontrolling interests; (v) unrealized gains and losses on financial instruments; and (vi) other income (loss). Additionally, the Company does not allocate the change in fair value of contingent consideration and certain share-based compensation expense to its reportable operating segments.
There have been no changes to the measurement methods of expenses or methods of allocating expenses to segments during 2026. Our CODM is not provided with total asset information by segment since we do not measure, evaluate the performance of, or allocate total assets on a segment basis. As a result, we have not disclosed any asset information by segment. All Other reflects the Company’s General and administrative costs not directly attributable to the segments.
Information on segments and reconciliations to consolidated revenues, consolidated operating expenses, consolidated operating income, consolidated loss before income taxes and consolidated depreciation and amortization for the periods indicated below were as follows:

	Three months ended June 30, 2026
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$37,512	$4,373	$—	$41,885

Operating expenses
Direct operating costs(1) (2)	$18,582	$2,005	$—	$20,587
General and administrative(3)	1,510	791	11,464	13,765
Depreciation, amortization and accretion	15,296	898	—	16,194
(Gain) loss on asset disposition	(1,789)	—	—	(1,789)
Impairment of long-lived assets, net and termination costs	26,942	—	—	26,942
Total segment operating expense	$60,541	$3,694	$11,464	$75,699
Total segment operating income (loss)	$(23,029)	$679	$(11,464)	$(33,814)

Interest expense, net				$(4,325)
Change in fair value of investments, net				617
Income from sale-leaseback transfer of tax benefits				—
Gain on liability extinguishment				—
Other income (expense), net				(1,236)

Loss before income taxes				$(38,758)
Income tax (expense) benefit				998
Net loss				$(37,760)
Less: Net loss attributable to noncontrolling interests				(49,080)
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC				$11,320

	Three months ended June 30, 2025
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$48,323	$2,286	$—	$50,609

Operating expenses
Direct operating costs(1) (2)	$22,077	$2,677	$—	$24,754
General and administrative(3)	3,700	1,189	5,453	10,342
Change in fair value of contingent consideration	—	—	(300)	(300)
Depreciation, amortization and accretion	19,233	(354)	—	18,879
(Gain) loss on asset disposition	13,801	—	—	13,801
Impairment of long-lived assets, net and termination costs	4,980	—	—	4,980
Total segment operating expense	$63,791	$3,512	$5,153	$72,456
Total segment operating income (loss)	$(15,468)	$(1,226)	$(5,153)	$(21,847)

Interest expense, net				$(25,900)
Change in fair value of investments, net				(652)
Gain on liability extinguishment				15,417
Other income (expense), net				646

Loss before income taxes				$(32,336)

	Six months ended June 30, 2026
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$69,805	$6,891	$—	$76,696

Operating expenses
Direct operating costs(1) (2)	$35,711	$3,991	$—	$39,702
General and administrative(3)	4,340	1,944	19,543	25,827
Depreciation, amortization and accretion	30,952	2,073	—	33,025
(Gain) loss on asset disposition	(1,584)	—	—	(1,584)
Impairment of long-lived assets, net and termination costs	27,405	—	—	27,405
Total segment operating expense	$96,824	$8,008	$19,543	$124,375
Total segment operating income (loss)	$(27,019)	$(1,117)	$(19,543)	$(47,679)

Interest expense, net				$(16,397)
Change in fair value of investments, net				(5,128)
Income from sale-leaseback transfer of tax benefits				10,188
Gain on liability extinguishment				—
Other income (expense), net				(1,083)

Loss before income taxes				$(60,099)
Income tax (expense) benefit				(5,175)
Net loss				$(65,274)
Less: Net loss attributable to noncontrolling interests				(49,268)
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC				$(16,006)

	Six months ended June 30, 2025
(in thousands)	Independent Power Producer	Investment Management	All Other	Consolidated
Total segment net revenue	$95,525	$5,546	$—	$101,071

Operating expenses
Direct operating costs(1) (2)	$40,711	$7,941	$—	$48,652
General and administrative(3)	6,984	2,491	17,913	27,388
Change in fair value of contingent consideration	—	—	(300)	(300)
Depreciation, amortization and accretion	38,449	2,058	—	40,507
(Gain) loss on asset disposition	13,814	—	—	13,814
Impairment of long-lived assets, net and termination costs	18,645	—	—	18,645
Total segment operating expense	$118,603	$12,490	$17,613	$148,706
Total segment operating income (loss)	$(23,078)	$(6,944)	$(17,613)	$(47,635)

Interest expense, net				$(62,466)
Change in fair value of investments, net				338
Income from sale-leaseback transfer of tax benefits				10,188
Gain on liability extinguishment				15,417
Other income (expense), net				794

Loss before income taxes				$(83,364)
__________________
(1)Direct operating costs within the IPP segment represent the costs to operate our fleet of renewable energy projects, including operations and maintenance, site lease expense, project-level insurance and property taxes, and other costs incurred at the project level. Additionally, the Company employs a dedicated team of technical asset managers to monitor the operational performance of the projects within IPP. The salaries, benefits and professional service costs directly related to the operations of IPP are included within Direct operating costs in the tables above and on the Consolidated Statements of Operations. Direct operating costs exclude any depreciation, amortization and accretion expense.
(2)Direct operating costs within the IM segment represent the costs for the investment management services for the managed funds. This includes the costs to raise and deploy capital for such funds.
(3)General and administrative costs for the IPP and IM segments primarily consist of allocable portions of salaries and other compensation, professional services and consulting fees and other related costs for overhead functions. Unallocated All Other expenses represent the portion of expenses relating to general corporate functions, including certain finance, legal, information technology, human resources, administrative and executive expenses including stock-based compensation, and other expenses not directly attributable to the reportable segments.